Related Party Transactions (Details) - Related Party [Member] - USD ($) $ in Millions	Mar. 04, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Due to related parties		$ 1.4
Related party liabilities settled	$ 1.4